Guggenheim Limited Duration Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class R6 Shares [Member] | Guggenheim Limited Duration Fund | Class R6
Prospectus [Line Items]
Annual Return [Percent]	7.30%	(4.29%)	0.23%	6.75%